GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION (Details 3) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
CONSOLIDATED CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 149,537	$ 168,688	$ 192,279	$ 174,570	$ 173,182	$ 159,797	$ 266,159	$ 151,080	$ 159,603	$ 352,579	$ 347,752	$ 708,719	$ 736,639	$ 581,045
Other comprehensive income (loss)
Unrealized appreciation on securities, net	(1,203)			(3,552)						(43,447)	(6,513)	(19,006)	46,853	63,725
Reclassification of realized gains in net income, net				(12,884)							(12,884)	(27,737)	(92,543)
Minimum pension liability adjustments, net	197			145						393	292	(2,661)	11,413	4,174
Other comprehensive income (loss)	(1,006)			(16,291)						(43,054)	(19,105)	(49,404)	(34,277)	67,899
Comprehensive income	148,531			158,279						309,525	328,647	659,315	702,362	648,944
Eliminations
CONSOLIDATED CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
Net income	(160,467)			(176,710)						(361,934)	(360,175)	(719,825)	(778,465)	(591,711)
Other comprehensive income (loss)
Comprehensive income	(160,467)			(176,710)						(361,934)	(360,175)	(719,825)	(778,465)	(591,711)
Guarantor/Parent | Reportable Legal Entities
CONSOLIDATED CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
Net income	149,537			174,570						352,579	347,752	708,719	736,639	581,045
Other comprehensive income (loss)
Minimum pension liability adjustments, net	82			81						164	163	(213)	2,663	1,154
Other comprehensive income (loss)	82			81						164	163	(213)	2,663	1,154
Comprehensive income	149,619			174,651						352,743	347,915	708,506	739,302	582,199
Issuer Subsidiary | Reportable Legal Entities
CONSOLIDATED CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
Net income	159,282			176,211						354,914	351,582	712,268	743,435	581,706
Other comprehensive income (loss)
Unrealized appreciation on securities, net	(1,203)			(3,552)						(43,447)	(6,513)	(19,006)	46,853	63,725
Reclassification of realized gains in net income, net				(12,884)							(12,884)	(27,737)	(92,543)
Minimum pension liability adjustments, net	115			64						229	129	(2,448)	8,750	3,020
Other comprehensive income (loss)	(1,088)			(16,372)						(43,218)	(19,268)	(49,191)	(36,940)	66,745
Comprehensive income	158,194			159,839						311,696	332,314	663,077	706,495	648,451
Non-Guarantor Subsidiaries | Reportable Legal Entities
CONSOLIDATED CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
Net income	1,185			499						7,020	8,593	7,557	35,030	10,005
Other comprehensive income (loss)
Comprehensive income	$ 1,185			$ 499						$ 7,020	$ 8,593	$ 7,557	$ 35,030	$ 10,005